Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Summary of Revenue Disaggregated by Service Type and Contract Type
The following tables display Centuri’s revenue from contracts with customers disaggregated by service type and contract type:

	December 31,
(Thousands of dollars)	2019	2018	2017
Service Types:
Gas infrastructure services	$1,238,974	$1,123,682	$891,139
Electric power infrastructure services	247,717	32,629	18,114
Other	264,287	365,974	337,231
Total Utility infrastructure services revenues	$1,750,978	$1,522,285	$1,246,484

	December 31,
(Thousands of dollars)	2019	2018	2017
Contract Types:
Master services agreement	$1,383,377	$1,102,412	$885,513
Bid contract	367,601	419,873	360,971
Total Utility infrastructure services revenues	$1,750,978	$1,522,285	$1,246,484

Unit price contracts	$1,380,256	$1,258,419	$968,856
Fixed price contracts	112,924	117,298	127,497
Time and materials contracts	257,798	146,568	150,131
Total Utility infrastructure services revenues	$1,750,978	$1,522,285	$1,246,484

Gas operating revenues on the Consolidated Statements of Income of both the Company and Southwest include revenue from contracts with customers, which is shown below disaggregated by customer type, and various categories of revenue:

	December 31,
(Thousands of dollars)	2019	2018	2017
Residential	$972,788	$887,220	$857,204
Small commercial	249,117	255,083	243,513
Large commercial	48,935	53,192	52,379
Industrial/other	22,074	23,489	22,026
Transportation	92,380	86,990	87,759
Revenue from contracts with customers	1,385,294	1,305,974	1,262,881
Alternative revenue program revenues (deferrals)	(25,112)	45,979	35,347
Other revenues (a)	8,757	5,775	4,080
Total Gas operating revenues	$1,368,939	$1,357,728	$1,302,308
(a)     Comprised of various other revenue impacts, including $(4.9) million for 2019 and $(13.5) million for 2018 related to tax reform savings reserves/adjustments.

Summary of Information about Receivables, Revenue Earned on Contracts in Progress in Excess of Billings, Which are Included Within Accounts Receivable, Net of Allowances, and Amounts Billed in Excess of Revenue Earned on Contracts
The following table provides information about contracts receivable and revenue earned on contracts in progress in excess of billings (contract assets), both of which are included within Accounts receivable, net of allowances, and provides information about amounts billed in excess of revenue earned on contracts (contract liabilities), which are included in Other current liabilities as of December 31, 2019 and 2018 on the Company’s Consolidated Balance Sheets:

	December 31,
(Thousands of dollars)	2019	2018
Contracts receivable, net	$223,904	$186,249
Revenue earned on contracts in progress in excess of billings	99,399	87,520
Amounts billed in excess of revenue earned on contracts	4,525	4,211

Schedule of Construction Services Contracts Receivable	services contracts receivable consists of the following:

	December 31,
(Thousands of dollars)	2019	2018
Billed on completed contracts and contracts in progress	$216,268	$184,100
Other receivables	8,456	2,588
Contracts receivable, gross	224,724	186,688
Allowance for doubtful accounts	(820)	(439)
Contracts receivable, net	$223,904	$186,249